MARKETABLE SECURITIES (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012
MARKETABLE SECURITIES [Abstract]
Marketable securities, fair market value	$ 3,923		$ 4,068
Marketable securities, amortized cost	3,519		3,719
Marketable securities, gross unrealized gain	404		349
Proceeds from sale of marketable securities	301	9,717
Gain on sale of marketable securitites	$ 97	$ 57